UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Aquila Municipal Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Principal Amount	General Obligation Bonds (4.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR/NR	$1,720,274

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	347,107

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,456,437

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	1,021,926

	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	657,478
635,000	4.000%, 06/01/26	Aa2/AA-/NR	676,396
660,000	4.000%, 06/01/27	Aa2/AA-/NR	699,633
	Total General Obligation Bonds		9,579,251

	Revenue Bonds (94.2%)

	Agencies (17.0%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,160,480
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,370,360
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,321,400

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	1,565,895
500,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	556,045
750,000	5.000%, 10/01/26 Series B	Aa2/AA-/NR	832,808
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-/NR	1,108,060

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,645,725

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	432,112
2,025,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	2,018,034

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	217,312
85,000	5.000%, 02/01/20 NPFG Insured	A3/AA-/NR	85,224
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	222,524
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	211,844
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	254,419
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	269,782
355,000	4.600%, 02/01/25	NR/A+/NR	371,302
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	463,371
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	478,094
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	304,802
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	393,341
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	493,063
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	254,290
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	319,362
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	519,572
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	323,051

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,194,267
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,601,188
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,141,254
1,000,000	5.000%, 10/01/25	Aa3/A+/A+	1,168,290
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	664,325
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	693,128
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA/A+	3,158,204
750,000	5.500%, 11/01/28	Aa3/A+/A+	870,113
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA/A+	2,758,450
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,917,110
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	1,705,515

	Total Agencies		40,064,116

	Airports (7.0%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/AA-/A-	1,303,913

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,722,147
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	438,020
350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	382,760
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	818,573

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT (pre-refunded)	A2/A+/A+	1,219,329
1,000,000	5.250%, 07/01/23 AGMC Insured AMT (pre-refunded)	A2/AA/A+	1,160,040
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,437,094
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT (pre-refunded)	A2/A+/A+	2,729,851
1,000,000	5.000%, 07/01/26 AMT	NR/A+/A+	1,148,320

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	A2/AA/A+	1,003,120
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	A2/AA/A+	1,374,274
275,000	5.375%, 07/01/23 AGMC Insured AMT	A2/AA/A+	275,880
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/AA-/A+	501,485

	Total Airports		16,514,806

	Colleges and Universities (7.4%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR/NR	1,014,620

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,082,061
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	209,446

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,294,500

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,456,734

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	538,178

	Murray State University Project, Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	780,499

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	954,596
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,664,707
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,745,998
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,082,872

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa2/AA-/NR	1,139,730

	Western Kentucky University General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/AA-/NR	2,054,760
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/AA-/NR	2,536,776

	Total Colleges and Universities		17,555,477

	Hospitals (12.2%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
1,535,000	5.000%, 02/01/23 Series B	A3/A/A-	1,633,102

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	861,324
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	794,711
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	569,200

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,317,080

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	A1/A+/A+	1,002,620

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A3/A/A-	1,041,400

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
7,085,000	5.000%, 10/01/26	NR/A-/A-	7,284,301
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,126,653

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A/NR	752,379

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A/NR	985,629

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A1/A+/A+	1,115,280

	Russell, Kentucky Bon Secours Health System
1,000,000	5.000%, 11/01/26 Series 2013	A3/A-/A-	1,115,920

	Warren County, Kentucky, Warren County Community Hospital Corp.
3,975,000	5.000%, 04/01/28	NR/A/NR	4,449,218
680,000	4.000%, 10/01/29	NR/A/NR	675,362

	Total Hospitals		28,724,179

	Housing (3.4%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA/NR	555,000
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	474,912
285,000	4.250%, 01/01/18	Aaa/AAA/NR	285,000
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	580,836
180,000	4.250%, 07/01/18	Aaa/AAA/NR	180,000
475,000	4.800%, 07/01/20 AMT	Aaa/AAA/NR	476,981
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,606,534
1,480,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	1,527,286
435,000	4.500%, 07/01/25	Aaa/AAA/NR	465,420
600,000	4.750%, 07/01/26	Aaa/AAA/NR	628,140

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,329,571

	Total Housing		8,109,680

	Local Public Property (6.8%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,065,660

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,681,171
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,075,171
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,180,263
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,129,984
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,726,740

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,205,731
515,000	4.000%, 02/01/25	NR/AA-/NR	536,177
315,000	5.375%, 02/01/27	NR/AA-/NR	349,426
330,000	5.375%, 02/01/28	NR/AA-/NR	365,247

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,006,738

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	262,383

	Lexington-Fayette Urban County, Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	518,275
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	512,900

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,128,420

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	378,994

	Total Local Public Property		16,123,280

	School Building Revenue (20.4%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,305,379
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,723,390

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR/NR	1,016,520
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,640,640
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,289,875

	Bullitt County, Kentucky School District Finance Corp.
2,455,000	4.500%, 10/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	2,481,097
1,590,000	4.500%, 10/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	1,606,902
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,205,353
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,260,216

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	358,533

	Christian County, Kentucky School District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	781,928
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,657,686

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured (pre-refunded)	Aa2/AA/NR	5,152,450
4,335,000	4.375%, 05/01/26 AGMC Insured	A1/AA/NR	4,568,830
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	795,120

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR/NR	1,267,701

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR/NR	631,612

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,235,255
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,615,645

	Jefferson County, Kentucky School District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,313,280

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR/NR	459,734
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	614,349
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR/NR	773,700
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR/NR	334,623

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured (pre-refunded)	Aa3/NR/NR	292,421
470,000	4.500%, 07/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	509,029
785,000	4.500%, 07/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	850,186

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	319,470

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	384,900
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	485,227

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	831,933
325,000	4.500%, 05/01/25	Aa3/NR/NR	340,932

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,030,850

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	963,229

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	750,528

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,400,677

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,040,180

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR/NR	300,071
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	520,735

	Total School Building Revenue		48,110,186

	Turnpike/Highway (9.7%)

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+/A+	3,200,190
3,500,000	5.000%, 07/01/25	Aa2/AA+/A+	4,029,060
2,000,000	5.000%, 07/01/25 AMBAC Insured (pre-refunded)	Aa2/AA+/A+	2,095,940
1,000,000	5.000%, 07/01/25 Series A	Aa2/AA+/A+	1,221,800
1,000,000	5.000%, 07/01/25	Aa2/AA+/A+	1,130,230
2,750,000	5.000%, 07/01/27	Aa2/AA+/A+	3,097,903
1,100,000	5.000%, 07/01/28	Aa2/AA+/A+	1,237,346
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+/A+	5,736,750
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+/A+	1,144,280

	Total Turnpike/Highway		22,893,499

	Utilities (10.2%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,800,327
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	316,233
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,491,320
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,525,415

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,133,960

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,570,000	4.250%, 05/15/20 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,626,426
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/NR/NR	834,365
1,655,000	4.250%, 05/15/21 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,714,481
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR/NR	880,419
990,000	5.000%, 05/15/26 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,032,016
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA/NR	527,600
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	569,180

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,128,860
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,139,174

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,129,240
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,767,610

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	536,710

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	947,493

	Total Utilities		24,100,829

	Total Revenue Bonds		222,196,052

	Total Investments (cost $221,637,335-note b)	98.2%	231,775,303
	Other assets less liabilities	1.8	4,217,760
	Net Assets	100.0%	$235,993,063

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	3.8%
Pre-refunded bonds †† / Escrowed to Maturity bonds	10.7
Aa of Moody's or AA of S&P or Fitch	64.5
A of Moody's or S&P or Fitch	20.2
Not rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $221,448,375 amounted to of $10,326,928, which consisted of aggregate gross unrealized appreciation of $11,025,275 and aggregate gross unrealized depreciation of $698,347.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30,2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	231,775,303
Level 3 – Significant Unobservable Inputs	-
Total	$231,775,303

 +See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Principal Amount	General Obligation Bonds (28.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25**	Aa1/NR/NR	$1,137,248

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,299,924
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,105,320

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	505,335

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA/NR	2,600,311
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA/NR	1,042,925
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A2/AA/A	782,190
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/AA-/A	1,045,920
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/AA-/A	1,038,710
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/AA-/A	1,035,720
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/AA-/A	1,028,190
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/AA-/A	1,534,050

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	A1/AA/NR	1,092,520
600,000	4.250%, 08/01/18 AGMC Insured	A1/AA/NR	659,526
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	526,345
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	528,765

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,591,025

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	530,895

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,015,267
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,014,482

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,054,390
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,867,069
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,099,560

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA/NR	1,105,063

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,099,374

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	A2/AA/NR	501,670
2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA/NR	2,292,351

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,021,936
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,558,440

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	A2/AA/BBB	500,810
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	A2/AA/NR	1,650,600
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	A2/AA/NR	1,622,175
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/BBB	941,255
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/BBB	2,429,404
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/BBB	956,520
500,000	4.000%, 07/15/19 Series A Refunding**	Baa1/BBB/NR	546,150

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,191,100
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,365,838
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,627,273

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA/NR	1,059,400
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA/NR	1,091,348
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	939,499

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	1,938,399
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,014,780
500,000	4.875%, 03/01/16 AMBAC Insured	Baa2/NR/BBB-	501,615
670,000	5.000%, 03/01/17 AMBAC Insured	Baa2/NR/BBB-	672,271
700,000	5.050%, 03/01/18 AMBAC Insured	Baa2/NR/BBB-	702,415
735,000	5.100%, 03/01/19 AMBAC Insured	Baa2/NR/BBB-	737,595

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured (pre-refunded)	Aa2/AA/NR	965,790
900,000	4.000%, 07/01/18 NPFG Insured (pre-refunded)	Aa2/AA/NR	965,790

	Total General Obligation Bonds		63,134,548

	Revenue Bonds (71.0%)

	Development (5.4%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB-/NR	2,013,000
1,000,000	5.000%, 04/01/28 AMBAC Insured Series A	Baa2/BBB-/NR	1,003,700

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA/AA-	1,060,880

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A (pre-refunded)	Aa3/AA-/AA-	252,963

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA/NR	2,076,660
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA/NR	4,147,240
1,500,000	5.500%, 05/15/27 AGC Insured Series A	Aa3/AA/AA-	1,659,270

	Total Development		12,213,713

	Higher Education (12.4%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,199,261
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,577,729
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,099,890
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,560,503

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	4,306,200

	Rhode Island Health and Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	NR/AA-/NR	481,689
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	NR/AA-/NR	971,316
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/AA-/NR	876,076

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	1,306,675

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,500,000	3.500%, 08/15/29 AGMC Insured Series B	A1/AA/NR	1,458,675
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	964,060
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,918,220
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,024,320
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	1,318,436
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	905,085

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,199,720

	Rhode Island Health and Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,018,820

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,020,350

	Rhode Island State Economic Development Corp., University of Rhode Island
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	A2/NR/NR	752,633

	Total Higher Education		27,959,658

	Hospital (4.7%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Care New England
500,000	5.000%, 09/01/20 Series 2013 A	NR/BBB-/BBB	546,725
500,000	5.000%, 09/01/22 Series 2013 A	NR/BBB-/BBB	537,380

	Rhode Island Health & Education Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	1,501,320
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA/NR	2,662,825
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA/NR	5,235,800

	Total Hospital		10,484,050

	Housing (7.5%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,616,481
1,490,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	1,540,019
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,572,695
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,165,213
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	897,552
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,985,947

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,671,925
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,118,460
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	953,180
1,500,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	1,409,025

	Total Housing		16,930,497

	Public School (23.8%)

	Providence, Rhode Island Public Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	A2/AA/NR	3,086,820
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	A2/AA/NR	2,065,620
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	A2/AA/NR	3,076,080
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA/NR	3,086,820
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA/NR	3,076,080

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,103,690
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	552,025

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	A2/AA/NR	1,069,350
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	543,035
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	554,425
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,046,400
1,125,000	5.000%, 05/15/24 Series 2008 B	A2/NR/NR	1,214,213
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,598,415
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,129,740
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,164,160
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,101,420

	Rhode Island Health and Education Building Corp., Public School Financing Program - Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,094,650

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,132,762
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	989,500
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	996,930
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,202,424

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
500,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	492,025
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	967,320

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013C	NR/AA+/NR	1,049,540

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,201,400
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,186,340
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,163,940

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,009,480
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,010,740

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,786,374

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,540,095

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,090,830
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,221,253

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of West Warwick
935,000	4.000%, 05/15/21**	A1/NR/NR	1,022,348
745,000	3.000%, 11/15/21**	A1/NR/NR	764,340

	Total Public School		53,390,584

	Student Loan (0.5%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,051,670

	Transportation (8.3%)

	Rhode Island State Economic Development Corp., Airport Revenue
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,128,880
2,000,000	4.000%, 07/01/24 Series B	A3/BBB+/BBB+	2,087,580
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	574,895
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,132,300
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/AA-/BBB+	1,555,725

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A3/A+/A	1,002,790
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	2,388,172
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured	A3/A+/A	1,032,810

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,058,100

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/A+	1,716,465

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,703,472
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,133,040
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,059,500

	Total Transportation		18,573,729

	Water and Sewer (7.9%)

	Bristol County, Rhode Island Water Authority
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	A3/AA-/NR	1,010,060

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	A3/AA-/NR	377,885
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,062,530
3,500,000	5.000%, 08/01/35 Series A NPFG Insured	A3/AA-/NR	3,604,125

	Rhode Island Clean Water Protection Finance Agency
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	326,164
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,944
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,470
500,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/AA-/NR	517,120

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	311,163
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,777,389

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,024,330
2,000,000	3.750%, 10/01/34	NR/AAA/AAA	2,040,700

	Rhode Island Water Resources Board Public Drinking Water Protection
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	A3/AA-/NR	596,511

	Total Water and Sewer		17,699,391

	Other Revenue(0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/AA-/NR	526,065
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	312,143
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/AA-/NR	281,093

	Total Other Revenue		1,119,301

	Total Revenue Bonds		159,422,593

	Total Investments (cost $216,493,961-note b)	99.1%	222,557,141
	Other assets less liabilities	0.9	1,976,467
	Net Assets	100.0%	$224,533,608

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	7.9%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	2.5
	Aa of Moody's or AA of S&P or Fitch	63.3
	A of Moody's or S&P or Fitch	22.6
	Baa of Moody's or BBB of S&P or Fitch	3.7
		100.0%

	PORTFOLIO ABBREVIATIONS:

	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	CIFG - CDC IXIS Financial Guaranty
	ETM - Escrowed to Maturity
	NPFG - National Public Finance Guarantee
	NR - Not rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $216,438,242 amounted to $6,118,899, which consisted of aggregate gross unrealized appreciation of $7,428,952 and aggregate gross unrealized depreciation of $1,310,053.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	222,557,141
Level 3 – Significant Unobservable Inputs	-
Total	$222,557,141

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)
Principal Amount	General Obligation Bonds (25.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,256,460

	Metropolitan District (5.2%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	2,950,870

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,141,494

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	879,856

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,780,548

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,312,104

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,204,880

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,114,216

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	539,675
900,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	970,299

	Total Metropolitan District		14,893,942

	School Districts (18.9%)

	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25**	Aa2/AA-/NR	1,219,710

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,122,000
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,334,590

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,979,475

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,238,936
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,372,120
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,113,610

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,729,308

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA/NR	1,387,814
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,713,345

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,275,070
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,462,960

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,392,288

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,649,670

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,178,828

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,161,715

	Ignacio School District, Colorado Ignacio School District #11JT
1,780,000	4.000%, 12/01/23	Aa2/AA-/NR	1,941,944

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA/NR	3,352,020

	La Plata County, Colorado School District #9-R Durango Refunding
2,470,000	5.000%, 11/01/22	Aa2/NR/NR	2,899,088
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,390,810

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,674,600

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,605,910

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,181,960

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,290,199

	Weld County, Colorado School District #2
170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA/NR	170,615

	Total School Districts		53,838,585

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,367,537

	Total General Obligation Bonds		72,356,524

	Revenue Bonds (73.4%)

	Airport (3.8%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,374,161
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,379,710

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,939,224

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,065,700

	Total Airport		10,758,795

	Electric (4.0%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,241,720

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,068,900
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,062,900

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,490,279
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,116,126

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,273,092

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,180,613

	Total Electric		11,433,630

	Higher Education (17.5%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,144,670

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,135,810

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,220,693

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,874,811
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,751,069

	Colorado Educational & Cultural Facility Authority Revenue, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	919,090

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,212,290

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured (pre-refunded)	A1/AA-/NR	3,327,759

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,866,558

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,620,157

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,650,060
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	1,026,264

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	A3/AA-/NR	3,346,111

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,041,990
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,338,700

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,282,320
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,209,060

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,809,024

	University of Colorado Enterprise System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC Insured	Aa2/NR/NR	51,977

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,197,850
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,186,484
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,265,723

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured (pre-refunded)	A1/AA/NR	1,043,950

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,270,838

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,097,336

	Total Higher Education		49,890,594

	Hospital (10.9%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa2/AA-/AA	2,686,275

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A1/AA/A+	1,063,170

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,659,231
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,047,540
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,077,240

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,236,860

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/AA-	4,874,192

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	A1/A+/A+	2,250,720

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,583,085

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A1/A+/A+	2,191,160
1,000,000	6.000%, 10/01/23	A1/A+/A+	1,159,750

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,447,660

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,201,700
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,647,855

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA/NR	1,044,421

	Total Hospital		31,170,859

	Housing (1.3%)

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
585,000	5.500%, 11/01/29	Aaa/AAA/NR	611,945

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,490,000	5.000%, 11/01/34	A2/A/NR	2,521,573

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	463,375

	Total Housing		3,596,893

	Lease (16.9%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,947,124
500,000	5.000%, 12/01/25	Aa3/A+/NR	563,475

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,768,864
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,328,124

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,707,375

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,024,346

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,129,280

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured (pre-refunded)	NR/A/NR	1,262,543

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,007,460

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA/NR	3,108,930

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,506,765

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,283,140

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,696,189

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,420,930
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,984,601

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,300,203

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,365,219

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,974,300

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,075,840

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,091,622

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,483,435

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,475,907
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,107,770

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,605,104

	Total Lease		48,218,546

	Sales Tax (7.5%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,479,800

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	A2/AA/NR	1,535,940

	Castle Rock, Colorado Sales & Use Tax Revenue
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,088,902

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,082,910

	Denver, Colorado City & County Excise Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,668,560

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,204,209

	Greeley, Colorado Sales & Use Tax Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,443,377

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA/NR	1,727,096

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,586,550

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,374,538

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,137,470

	Total Sales Tax		21,329,352

	Transportation (1.3%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured (pre-refunded)	Aa3/A/A	3,653,825

	Water & Sewer (9.1%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,390,288

	Broomfield, Colorado Sewer and Waste Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,202,540
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,792,622

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,004,421

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,688,348
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,863,385

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,104,950

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,085,670

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	1,995,955

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,623,440

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,190,010

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,172,930

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,799,450

	Total Water & Sewer		25,914,009

	Miscellaneous Revenue (1.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,044,900

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,976,902

	Total Miscellaneous Revenue		3,021,802

	Total Revenue Bonds		208,988,305

	Total Investments (cost $267,054,344-note b)	98.8%	281,344,829
	Other assets less liabilities	1.2	3,388,173
	Net Assets	100.0%	$284,733,002

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	0.6%
	Pre-refunded Bonds†† / Escrowed to Maturity Bonds	10.1
	Aa of Moody's or AA of S&P or Fitch	65.7
	A of Moody's or S&P or Fitch	18.5
	Baa of Moody's or BBB of S&P or Fitch	3.8
	Not rated*	1.3
		100.0%

	PORTFOLIO ABBREVIATIONS:

	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	BEST - Building Excellent Schools Today
	COP - Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	NCMC - Northern Colorado Medical Center
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,983,707 amounted to $14,361,122, which consisted of aggregate gross unrealized appreciation of $15,053,966 and aggregate gross unrealized depreciation of $692,844.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	281,344,829
Level 3 – Significant Unobservable Inputs	-
Total	$281,344,829

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)
Amount	General Obligation Bonds (18.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (2.6%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$505,651

	Coral Canyon, Utah Special Service District
80,000	4.850%, 07/15/17	NR/NR/NR*	80,769

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA+/NR	1,138,590

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AAA/NR	1,772,692
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,463,193

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,556,319
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,727,399

	Total City, County and State		9,244,613

	Education - Public Schools (1.7%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	480,470

	Burnet, Texas Consolidated Independent School District
1,460,000	0.050%, 08/01/14 PSF Guaranteed	AAA/NR/NR	1,459,971

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,153,680

	Houston, Texas Community College System (Harris and Fort Bend Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	513,865

	Yakima County, Washington School District #201 School Board Guaranty Program
1,475,000	0.050%, 12/01/14	Aa1/NR/NR	1,473,791

	Total Education - Public Schools		6,081,777

	Hospital (0.6%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,119,059

	Whidbey Island, Washington Public Hospital District
1,000,000	5.500%, 12/01/33	A2/NR/NR	1,102,450

	Total Hospital		2,221,509

	Local Public Property (6.4%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,595,210
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,130,890
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA/AA	2,193,800
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,083,040
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA/NR	1,059,850

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,106,690

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	568,729

	Miami-Dade County, Florida Building Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC Insured	Aa2/AA/AA	1,221,328

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29****	A1/A+/NR	1,113,090

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,105,880

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,998,200

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,332,478

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,450,125

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,210,820

	Total Local Public Property		23,170,130

	School District (3.9%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	557,700

	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,179,473

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,119,340

	Irving, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 02/15/20 PSF Guaranteed	Aaa/AAA/NR	806,160

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC Insured (pre-refunded)	Aa3/NR/NR	1,575,521

	Midlothian, Texas Independent School District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,091,792

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG/ FGIC Insured (pre-refunded)	A1/NR/NR	477,712

	North East Independent School District, Texas
1,000,000	5.000%, 08/01/33 NPFG Insured PSF Guaranteed	Aaa/AAA/NR	1,003,810

	Schertz-Cibolo Universal City, Texas Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,439,437

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	492,497

	Wasatch County, Utah School District School Board Guaranty Program
880,000	5.000%, 06/01/25	Aaa/NR/NR	952,230

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,209,820

	Total School District		13,905,492

	Transportation (1.8%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AAA/AAA	1,260,179
5,000,000	5.000%, 04/01/35	Aaa/AAA/AAA	5,338,600

	Total Transportation		6,598,779

	Utilities (1.9%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	867,747

	Harris County, Texas Flood Control District Improvement
1,000,000	4.750%, 10/01/29	Aaa/AAA/AAA	1,076,980

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,117,360

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,763,306

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	1,000,095

	Total Utilities		6,825,488

	Total General Obligation Bonds		68,047,788

	Revenue Bonds (80.7%)

	Airport (1.6%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	A1/NR/A+	35,107

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,142,030

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,680,765

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,919,818

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,027,590

	Total Airport		5,805,310

	Education (9.1%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,069,320

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured (pre-refunded)	A3/AA+/NR	1,056,626

	Hillsborough County, Florida School Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,546,200

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	884,128
870,000	4.750%, 10/01/21	NR/BBB/NR	931,144
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,397,083
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,296,450
600,000	5.000%, 10/01/27	NR/BBB/NR	632,010
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,093,202

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	970,025

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/AA	2,282,880

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,072,120

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,216,165

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	436,228
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	451,949
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	478,958
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	127,619

	Utah State Board of Regents Office Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,082,693

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,409,293

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,459,863
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,532,668

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	2,048,436

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,009,185

	Weber State University, Utah Student Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured	A3/AA/NR	1,308,112

	Total Education		32,792,357

	Education - Charter Schools (11.1%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,344,600	6.500%, 03/15/38 144A***	NR/NR/NR*	3,344,500

	Utah County, Utah Charter School Revenue Lakeview Academy
175,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	181,563
610,000	4.500%, 07/15/22	NR/BBB-/NR	606,743

	Utah County, Utah Charter School Revenue Renaissance Academy
200,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	203,802

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BBB-/NR	1,021,380

	Utah State Charter School Finance Authority Fast Forward Academy
2,717,000	6.500%, 11/15/37 144A	NR/NR/NR*	2,594,490

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR	1,022,190

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014****	NR/AA/NR	2,459,353

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,390,000	6.750%, 06/15/38 144A	NR/BBB-/NR	5,270,935
7,430,000	6.750%, 06/15/39 144A	NR/BBB-/NR	7,220,474

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,087,850

	Utah State Charter School Finance Authority Ogden Preparatory Academy School Board Guaranty Program
475,000	4.000%, 10/15/22	NR/AA/NR	525,374
505,000	4.000%, 10/15/23	NR/AA/NR	550,288
525,000	4.000%, 10/15/24	NR/AA/NR	566,832

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,151,330
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,098,830

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,105,810

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,100,000	5.750%, 02/15/22 Series A	NR/BBB-/NR	1,147,223

	Utah State Charter School Finance Authority Venture Academy
6,905,000	6.750%, 11/15/38 144A	NR/NR/NR*	6,909,972

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	828,023
700,000	5.000%, 10/15/36	NR/AA/NR	758,387

	Total Education - Charter Schools		39,655,349

	Hospital (5.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
1,215,000	5.000%, 04/01/18	A3/A-/NR	1,283,818

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,174,732
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,091,090

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
800,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	843,472

	Henderson, Nevada Health Care Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,413,086

	Indiana Finance Authority Hospital Revenue, Parkview Health System, Unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	300,030

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,133,430

	Murray City, Utah Hospital Revenue, IHC Health Services, Inc.
3,510,000	0.050%, 05/15/37 Series D VRDO**	Aa1/AA+/NR	3,510,000

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	763,048
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	715,686

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	264,588

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,016,939

	Tarrant County, Texas Cultural Education Facilities Finance Corp., Christus Health
500,000	5.250%, 07/01/25	A1/A+/NR	501,960

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	Aa3/A+/NR	1,140,440

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
880,000	5.000%, 05/15/28	Aa1/AA+/NR	990,202
500,000	5.000%, 05/15/29	Aa1/AA+/NR	559,975

	Utah State Board of Regents, University of Utah Hospital Revenue, Unrefunded Balance
1,245,000	5.000%, 08/01/31	NR/AA/NR	1,335,835

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	646,349

	Total Hospital		18,684,680

	Housing (1.1%)

	Utah Housing Corporation Single Family Mortgage
690,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	716,600
490,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	510,306
1,640,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,711,980
335,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	347,690
570,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	596,710

	Total Housing		3,883,286

	Local Public Property (14.4%)

	CIVIC Ventures, Alaska Revenue Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/AA-/A+	1,296,282

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	461,100

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,254,760

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,121,520

	Eagle Mountain, Utah Special Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	734,347

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,144,327
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,252,189
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,099,129

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa2/AA-/AA	1,153,345

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A+/NR	519,290

	Orem, Utah Special Assessment
1,150,000	7.750%, 11/01/25	NR/NR/NR*	1,159,189

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,150,290

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,728,664
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,114,310

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,044,808

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,949,810
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,114,360

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	543,125

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	555,000

	Twin Creeks, Utah Special Services District
10,984,569	10.000%, 07/15/30 144A	NR/NR/NR*	11,057,287

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	534,915
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,125,940
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,054,587
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,171,968

	Wasatch County, Utah Municipal Building Authority
535,000	0.250%, 12/01/14	NR/AA-/AA-	534,385

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	647,361
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,343,638

	Weber County, Utah Municipal Building Authority
325,000	5.250%, 12/15/19 AMBAC Insured	Aa3/NR/NR	329,674

	Weber County, Utah Special Assessment Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA-/NR	1,690,170
4,130,000	5.750%, 01/15/33	NR/AA-/NR	4,667,230

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	A3/AA-/A+	1,765,908

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,298,570

	Total Local Public Property		51,617,478

	State Agency (1.9%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,124,810
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,615,774

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	506,106
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	555,084
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,198,020
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,793,043

	Total State Agency		6,792,837

	Tax Revenue (4.2%)

	Bountiful City, Utah Sales Tax Refunding Bond
635,000	4.000%, 06/01/17	NR/AA/NR	675,373

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,202,711
676,000	5.500%, 08/01/29	A1/NR/NR	710,111

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	249,940

	Henderson, Nevada Local Improvement District
285,000	5.000%, 09/01/14	NR/NR/NR*	286,112
285,000	5.000%, 09/01/15	NR/NR/NR*	290,723
215,000	5.000%, 03/01/16	NR/NR/NR*	214,680

	Holladay, Utah Redevelopment Agency
1,967,500	4.900%, 12/30/20	NR/NR/NR*	1,867,295

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	186,688
196,000	5.100%, 11/15/15	NR/NR/NR*	196,323
206,000	5.200%, 11/15/16	NR/NR/NR*	206,183
216,000	5.300%, 11/15/17	NR/NR/NR*	216,175
228,000	5.400%, 11/15/18	NR/NR/NR*	228,100
240,000	5.500%, 11/15/19	NR/NR/NR*	239,990
253,000	5.600%, 11/15/20	NR/NR/NR*	250,450
268,000	5.700%, 11/15/21	NR/NR/NR*	263,246
283,000	5.800%, 11/15/22	NR/NR/NR*	276,573
299,000	6.000%, 11/15/23	NR/NR/NR*	292,700

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27***	NR/NR/NR*	564,571

	Mesquite, Nevada New Special Improvement District
120,000	5.250%, 08/01/17	NR/NR/NR*	116,648
255,000	5.350%, 08/01/19	NR/NR/NR*	238,810
105,000	5.400%, 08/01/20	NR/NR/NR*	96,743
400,000	5.500%, 08/01/25	NR/NR/NR*	348,392

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	NR/AA-/AA	198,099

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured (pre-refunded)	A2/AA/NR	488,094

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	826,973

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,089,680
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,146,220

	Springville, Utah Special Assessment Revenue
120,000	5.500%, 01/15/17	NR/NR/NR*	120,010
127,000	5.650%, 01/15/18	NR/NR/NR*	126,990
135,000	5.800%, 01/15/19	NR/NR/NR*	134,467
116,000	5.900%, 01/15/20	NR/NR/NR*	114,281

	West Valley City, Utah Redevelopment Agency
320,000	5.000%, 03/01/22	NR/A-/NR	327,827
350,000	5.000%, 03/01/23	NR/A-/NR	358,467
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,023,860

	Total Tax Revenue		15,173,505

	Transportation (7.0%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
2,470,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	2,687,434

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,355,500

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,261,720
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/AA	1,127,590
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/AA	7,671,235

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A	A1/AA-/A+	977,020

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured	A1/AA-/A+	3,495,675
1,000,000	5.000%, 06/15/32	A1/A/A+	1,100,380

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	244,711

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,096,740
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,086,710
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,060,740

	Total Transportation		25,165,455

	Utility (12.3%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,130,340

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	690,729

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	633,571

	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,460,837
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,231,597
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/A	362,073

	Energy Northwest Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured	A2/A/A-	1,039,860

	Houston, Texas Utility System Revenue, Refunding
450,000	5.000%, 11/15/35 AGMC Insured (pre-refunded)	Aa2/AA/AA	479,655

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,020,260

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	532,875

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A	1,624,291
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	71,485
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,957

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,132,140
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,125,520
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,079,800

	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured (pre-refunded)	A1/NR/AA-	1,209,852

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,104,530

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured****	NR/AA/NR	1,123,430

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	983,583

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,690,419

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured (pre-refunded)	A2/NR/NR	519,700
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,896,775

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,094,040

	Texas Municipal Power Agency Revenue Unrefunded Balance
1,665,000	zero coupon, 09/01/14 NPFG Insured	A2/AA-/A+	1,664,484

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,086,696

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,288,020
1,000,000	5.000%, 04/01/25	NR/A-/A	1,135,580
6,375,000	5.000%, 04/01/26	NR/A-/A	7,159,635

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,098,000
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,791,908

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured (pre-refunded)	Baa1/NR/NR	992,772
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Baa1/NR/NR	1,007,890

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	806,198

	Total Utility		44,274,502

	Water and Sewer (12.9%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC Insured	A1/AA/A	1,042,390

	Central Utah Water Conservancy District
1,000,000	5.000%, 10/01/37 Series C	NR/AA+/AA+	1,110,350

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,241,033

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,108,870
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,372,120

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,083,220

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,596,700

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	728,211

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,675,809

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/A+	1,652,550
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,112,620

	Mountain Regional Water Special Service District Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,326,010

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,325,346

750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	773,040

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	579,215

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,135,220
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,429,088

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	A3/AA-/NR	486,072
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,121,710
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	A3/AA-/NR	1,483,450

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,348,115
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	721,019
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,110,440

	San Antonio, Texas Water Revenue Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,081,878

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A+/NR	441,694

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,009,050

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,483,188

	Utah Water Finance Agency Revenue
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	856,851
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	898,145
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,768,688

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	537,760
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	751,030
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	898,834

	Total Water and Sewer		46,289,716

	Total Revenue Bonds		290,134,475

	Total Investments (cost $345,236,126-note b)	99.7%	358,182,263
	Other assets less liabilities	0.3	1,168,801
	Net Assets	100.0%	$359,351,064

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	10.0%
Pre-Refunded bonds††/ Escrowed to Maturity bonds	3.6
Aa of Moody's or AA of S&P and Fitch	49.9
A of Moody's or S&P and Fitch	19.4
Baa of Moody's or BBB of S&P	6.9
BB+ of S&P	0.3
Not rated*	9.9
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund
VRDO – Variable Rate Demand Obligation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

*** Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 1.1% of net assets.

**** Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $345,065,877 amounted to $13,116,386, which consisted of aggregate gross unrealized appreciation of $14,304,226 and aggregate gross unrealized depreciation of $1,187,840.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	358,182,263
Level 3 – Significant Unobservable Inputs	-
Total	$358,182,263

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)
Principal Amount	General Obligation Bonds (19.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,468,000	6.250%, 01/01/29	NR/A-/NR	$1,535,146

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,152,970

	Flagstaff Improvement District (Aspen Place Sawmill)
1,300,000	5.000%, 01/01/32	Aa3/NR/NR	1,301,716

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	444,756
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,154,930

	Gilbert Improvement District No. 19
235,000	5.200%, 01/01/23	Aa3/A/NR	235,533

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	755,909

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	587,034

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,120,690

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,064,590

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	999,874

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	A3/AA-/NR	759,937

	Maricopa Co. High School District No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	266,920

	Maricopa Co. School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,604,820

	Maricopa Co. School District No. 28 (Kyrene Elementary)
250,000	1.000%, 07/01/30 (coupon converts to 5.50% 7/01/15)	Aa1/AA/NR	270,438

	Maricopa Co. Unified School District No. 24 (Gila Bend)
505,000	5.500%, 07/01/22	NR/NR/NR*	508,439

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	535,720
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,645,665

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,100,910

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	A3/AA-/NR	2,646,756
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,398,137
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,739,880

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,441,960

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	554,065

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,330,570

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,338,588

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	A3/NR/NR	517,680

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,445,195

	Pima Co. Unified School District No. 1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	291,057
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,681,740

	Pima Co. Unified School District No. 6 (Marana)
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,095,825
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,396,650

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,084,840

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	780,262

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,082,025

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	993,459

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	713,094

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	A3/AA-/NR	1,639,320

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,504,485
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,502,085

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,485,417
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,089,670

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	670,833

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,172,600

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	823,665

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,255,392

	Total General Obligation Bonds		53,721,247

	Revenue Bonds (79.0%)

	Airport (2.3%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,152,420
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,150,320
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,631,276
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,096,160
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,300,536

	Total Airport		6,330,712

	Excise Tax (12.9%)

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,190,100

	Casa Grande Excise Tax Revenue Bonds
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,616,413

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	971,066
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,424,850

	Glendale Municipal Property Corp. Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	Baa1/AA/NR	1,034,950

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,679,025
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,474,772

	Marana Pledged Excise Tax Revenue Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	281,474
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,550,598

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,189,588

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/ FGIC Insured	Aa3/AA/NR	1,222,270
2,000,000	5.500%, 07/01/27 BHAC Insured	Aa1/AA+/NR	2,500,440
2,000,000	5.500%, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,526,240
2,525,000	5.500%, 07/01/33 NPFG/ FGIC Insured	Aa3/AA/NR	3,160,972

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,256,240

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,906,369

	Scottsdale Municipal Property Corp.
3,000,000	4.500, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,294,060

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,258,800

	Show Low Improvement District No. 6
510,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	512,754

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,045,610

	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,115,840

	Total Excise Tax		35,212,431

	Higher Education (5.6%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,126,830

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/AA-/NR	1,188,244
575,000	5.000%, 06/01/32	A1/A+/NR	646,179

	Arizona Board of Regents - University of Arizona System
460,000	5.000%, 06/01/31	Aa2/AA-/NR	518,480

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,000,000

	Arizona State University Speed Stimulas Plan for Economic & Educational Development
1,000,000	5.000%, 08/01/34	A1/AA-/NR	1,111,170

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,969,960

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,224,440
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	541,285

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,577,044

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,155,380

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA/NR	1,097,000

	Total Higher Education		15,156,012

	Hospital (18.3%)

	Arizona Health Facilities Authority (Banner Health)
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,321,247
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,058,890

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,583,970
2,000,000	5.250%, 03/01/39	A3/A/A	2,126,780

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
2,000,000	5.000%, 02/01/34	NR/BBB+/NR	2,137,660

	Arizona Health Facilities Authority (Samaritan Health)
755,000	5.625%, 12/01/15 NPFG Insured ETM	NR/AA-/NR	771,051

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,592,655

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,980,157

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/A-/NR	1,456,994
1,000,000	4.700%, 12/01/28	NR/A-/NR	1,005,790

	Maricopa Co. Hospital Revenue (Sun Health)
2,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	2,428,693
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,740,585
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,616,980

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,510,710
3,000,000	5.250%, 07/01/32	A3/A/A	3,131,520

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,117,060
5,000,000	5.250%, 09/01/30	A2/A-/A	5,004,800
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	795,180

	University Medical Center Hospital Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,945,685
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,059,923
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	546,770

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	579,795
500,000	5.250%, 10/01/26	NR/AA/NR	575,905

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,086,400
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,333,925

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,879,122
200,000	5.000%, 08/01/32	NR/A-/NR	218,182

	Total Hospital		49,606,429

	Lease (10.1%)

	Arizona Board of Regents -Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	662,934
500,000	5.000%, 09/01/28	A2/A/NR	549,095
1,000,000	5.000%, 09/01/29	A2/A/NR	1,092,280

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	A1/AA/NR	1,129,270
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,440,400

	Arizona State Lottery Revenue Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,358,260

	Cave Creek COP
365,000	5.750%, 07/01/19	NR/AA/NR	369,493

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,164,880

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured (pre-refunded)	A1/AA/NR	1,043,950

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,146,651

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,293,857
1,000,000	5.000%, 12/01/29	NR/A+/A+	1,019,120

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,505,839

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,043,880

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	569,580

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA/NR	1,722,180
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA/NR	743,995

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA/NR	2,203,300

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	312,449

	Total Lease		27,371,413

	Mortgage (5.5%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30 144A	NR/NR/NR*	584,724

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	2,003,460
500,000	4.000%, 07/15/28	A1/A-/NR	516,710

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
1,070,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	1,137,549

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
3,180,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	3,162,510
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,661,727

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	747,476

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	517,831
930,000	6.050%, 07/15/32	NR/NR/NR*	900,268

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	657,175
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	514,794

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	516,880

	Total Mortgage		14,921,104

	Pollution Control (1.6%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,820,000	4.500%, 03/01/30	Baa1/BBB/BBB	1,895,312

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,066,240

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
1,500,000	4.500%, 04/01/33 AMT	NR/A+/NR	1,455,510

	Total Pollution Control		4,417,062

	Transportation (3.3%)

	Arizona Transportation Board Revenue Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,219,124
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,075,320
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,881,016
550,000	5.250%, 07/01/32	Aa2/AA+/NR	633,925
1,500,000	5.000%, 07/01/33	Aa1/AAA/NR	1,672,545

	Pima County Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	585,775

	Total Transportation		9,067,705

	Utility (13.4%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,593,900
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,870,580
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,393,521

	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	657,781
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,981,740

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,155,480
700,000	5.000%, 08/01/24	NR/A/NR	742,567
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	569,300
1,200,000	5.500%, 08/01/29	A1/A/NR	1,202,088
1,200,000	5.000%, 08/01/29	A1/A/NR	1,255,740

	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,302,125

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	274,820

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A1/AA/BBB	1,770,510

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,000,000	5.000%, 12/01/28	Aa1/AA/NR	1,165,940
2,000,000	5.000%, 12/01/31	Aa1/AA/NR	2,288,880
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,149,590
5,205,000	5.000%, 01/01/37	Aa1/AA/NR	5,481,177

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,464,730

	Total Utility		36,320,469

	Water/Sewer (5.9%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa2/BBB+/NR	267,907

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA-/AA-	2,205,420

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,801,379
750,000	5.000%, 07/01/27	A1/AA/NR	843,998
500,000	5.000%, 07/01/28	A1/AA/NR	559,300

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/AA-/NR	1,912,190
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	694,347

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	614,566

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC Insured	Aa2/AAA/NR	1,892,760
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	541,110

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA-/AA-	2,284,560

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/AA-/AA-	757,981
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	544,455
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,073,790

	Total Water/Sewer		15,993,763

	Total Revenue Bonds		214,397,100

	Total Investments (cost $249,485,387-note b)	98.7%	268,118,347
	Other assets less liabilities	1.3	3,406,389
	Net Assets	100.0%	$271,524,736

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	8.7%
	Pre-refunded bonds †† /ETM bonds	7.4
	Aa of Moody's or AA of S&P or Fitch	48.6
	A of Moody's or S&P or Fitch	27.0
	Baa of Moody's or BBB of S&P or Fitch	6.2
	Not rated*	2.1
		100.0%

	PORTFOLIO ABBREVIATIONS
	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMAC - Build America Mutual Assurance Co.
	BHAC - Berkshire Hathaway Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $248,771,111 amounted to $19,347,236, which consisted of aggregate gross unrealized appreciation of $19,617,009 and aggregate gross unrealized depreciation of $269,773.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	268,118,347
Level 3 – Significant Unobservable Inputs	-
Total	$268,118,347

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 7, 2014